Schedule of Payments for Mining (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Within 30 Days of the Effective Date [Member] | Environmental Protection Agency [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	$ 1,000,000
Lease liability payment action	Paid
November 1, 2018 [Member] | Environmental Protection Agency [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	$ 2,000,000
Lease liability payment action	Not paid
November 1, 2019 [Member] | Environmental Protection Agency [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payment action	Not paid
November 1, 2019 [Member] | Option to Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	$ 3,000,000
November 1, 2020 [Member] | Environmental Protection Agency [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	$ 3,000,000
Lease liability payment action	Not paid
November 1, 2021 [Member] | Environmental Protection Agency [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	$ 3,000,000
Lease liability payment action	Not paid
November 1, 2022 [Member] | Environmental Protection Agency [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	$ 3,000,000
November 1, 2023 [Member] | Environmental Protection Agency [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	3,000,000
November 1, 2024 [Member] | Environmental Protection Agency [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	2,000,000
November 1, 2024 [Member] | EPA Settlement Agreement Amendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	3,000,000
November 1, 2025 [Member] | EPA Settlement Agreement Amendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	3,000,000
November 1, 2026 [Member] | EPA Settlement Agreement Amendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	3,000,000
November 1, 2027 [Member] | EPA Settlement Agreement Amendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	3,000,000
November 1, 2028 [Member] | EPA Settlement Agreement Amendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	3,000,000
November 1, 2029 [Member] | EPA Settlement Agreement Amendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease liability payments due	$ 2,000,000